Business Combinations (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
Consideration transferred

in USD	Total Business combinations

Gener8 shares outstanding	83,267,426
RSU	362,613
Total Gener8 shares	83,630,039
Ratio	0.7272
Issued Euronav shares	60,815,764
Closing price Euronav on June 11, 2018	9.1

Total consideration transferred	553,423,452
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

(in thousands of USD)	Total	Gener8 Subsidiaries	INSW Subsidiaries
Vessels (Note 12)	1,710,250	1,276,250	434,000
Other tangible assets	345	345	—
Intangible assets	152	152	—
Receivables	16,769	9,599	7,170
Current assets	81,357	66,728	14,629
Cash and cash equivalents	126,288	126,288	—
Loans and borrowings (Note 15)	(1,312,446)	(1,001,478)	(310,968)
Current liabilities	(33,012)	(29,160)	(3,852)

Total identifiable net assets acquired	589,703	448,724	140,979

(in thousands of USD)	Fair value at acquisition date
Consideration transferred	553,423
Total identifiable net assets acquired	589,703

Bargain Purchase	36,280